Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	$ 46,634
Fair value of share-based payments	12,510	$ 7,522	$ 5,533
Changes in the fair value of financial assets through other comprehensive income	(209)	446	4
Closing Balance	65,813	46,634
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	85,330	80,034
Tax credited / (debited) to equity	(91)	979
Transfer to ordinary shares on exercise of options	(4,894)	(3,205)
Fair value of share-based payments	12,510	7,522
Closing Balance	92,855	85,330	80,034
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(429)	17
Changes in the fair value of financial assets through other comprehensive income	209	(446)
Closing Balance	(220)	(429)	17
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(38,267)	(39,413)
Currency gain/(loss) on translation of foreign operations	(1,524)	1,146
Closing Balance	(39,791)	$ (38,267)	$ (39,413)
Warrants Reserve
Disclosure Of Reserves Within Equity [Line Items]
Warrants fair value at issue date - March 18, 2021	12,969
Closing Balance	$ 12,969